Group assets and liabilities - Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of operating segments [abstract]
Balance at 1 Jan	$ 218	$ 224
Additional provisions	218	136
Unused amounts released	(6)	(4)
Utilisation during the year	(170)	(133)
Exchange differences	8	(5)
Balance at 31 Dec	268	218
Provisions for staff benefits	$ 225	$ 199